Goodwill and Other Purchased Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amounts of goodwill for the years ended December 31, 2018 and 2019, were as follows:

$ in millions	Aeronautics Systems	Defense Systems	Mission Systems	Space Systems	Total
Balance as of December 31, 2017	$2,969	$2,259	$6,062	$1,165	$12,455
Acquisition of Orbital ATK	498	2,123	—	3,601	6,222
Other(1)	—	(5)	—	—	(5)
Balance as of December 31, 2018	$3,467	$4,377	$6,062	$4,766	$18,672
Acquisition of Orbital ATK	—	—	—	37	37
Other(1)	—	(1)	—	—	(1)
Balance as of December 31, 2019	$3,467	$4,376	$6,062	$4,803	$18,708
(1)
Other consists primarily of adjustments for foreign currency translation.
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Net customer-related and other intangible assets are as follows:

	December 31
$ in millions	2019	2018
Gross customer-related and other intangible assets	$3,356	$3,356
Less accumulated amortization	(2,316)	(1,984)
Net customer-related and other intangible assets	$1,040	$1,372

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	As of December 31, 2019, the expected future amortization of purchased intangibles for each of the next five years is as follows:

$ in millions
2020	$262
2021	204
2022	197
2023	78
2024	55